Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Schedule of related parties
Compensation for the company's key management team for the years ended December 31 determined in accordance with the company's IFRS accounting policies was as follows:

	2017	2016
Salaries and other short-term employee benefits	9.7	8.2
Share-based payments	3.1	2.5
	12.8	10.7
Compensation for the company's Board of Directors for the years ended December 31 was as follows:

	2017	2016
Retainers and fees	0.8	0.8
Share-based payments	0.3	0.1
	1.1	0.9